SCHEDULE OF INVESTMENTS
Ivy Mid Cap Income Opportunities Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Movies & Entertainment – 2.7%
Cinemark Holdings, Inc.	1,899	$21,937

Total Communication Services - 2.7%		21,937
Consumer Discretionary
Consumer Electronics – 2.8%
Garmin Ltd.	237	23,147

Home Furnishings – 2.9%
Leggett & Platt, Inc.	683	24,007

Hotels, Resorts & Cruise Lines – 2.9%
Wyndham Destinations, Inc.	847	23,877

Leisure Products – 5.6%
Hasbro, Inc.	317	23,726
Polaris, Inc.	243	22,532

		46,258

Restaurants – 2.8%
Cracker Barrel Old Country Store, Inc.	210	23,264

Specialized Consumer Services – 2.8%
Service Corp. International	583	22,658

Specialty Stores – 2.9%
Tractor Supply Co.	178	23,453

Total Consumer Discretionary - 22.7%		186,664
Consumer Staples
Household Products – 2.8%
Clorox Co. (The)	107	23,417

Total Consumer Staples - 2.8%		23,417
Energy
Oil & Gas Storage & Transportation – 2.3%
Rattler Midstream L.P.	1,922	18,643

Total Energy - 2.3%		18,643
Financials
Asset Management & Custody Banks – 2.8%
Ares Management Corp., Class A	577	22,916

Diversified Banks – 2.7%
Northern Trust Corp.	283	22,470

Insurance Brokers – 2.8%
Arthur J. Gallagher & Co.	239	23,333

Property & Casualty Insurance – 2.7%
First American Financial Corp.	463	22,227

Regional Banks – 5.5%
Glacier Bancorp, Inc.	650	22,948
Umpqua Holdings Corp.	2,056	21,878

		44,826

Total Financials - 16.5%		135,772

Health Care
Health Care Facilities – 2.7%
Encompass Health Corp.	363	22,496

Health Care Services – 2.9%
Quest Diagnostics, Inc.	211	24,006

Total Health Care - 5.6%		46,502
Industrials
Aerospace & Defense – 2.6%
L3Harris Technologies, Inc.	126	21,327

Air Freight & Logistics – 2.9%
C.H. Robinson Worldwide, Inc.	301	23,760

Electrical Components & Equipment – 5.6%
nVent Electric plc	1,215	22,764
Rockwell Automation, Inc.	110	23,421

		46,185

Industrial Machinery – 2.9%
Snap-on, Inc.	172	23,774

Total Industrials - 14.0%		115,046
Information Technology
Data Processing & Outsourced Services – 5.7%
Broadridge Financial Solutions, Inc.	186	23,428
Paychex, Inc.	312	23,620

		47,048

Electronic Components – 2.8%
Maxim Integrated Products, Inc.	382	23,168

Electronic Equipment & Instruments – 2.8%
National Instruments Corp.	588	22,765

Semiconductors – 2.8%
Microchip Technology, Inc.	223	23,510

Total Information Technology - 14.1%		116,491
Materials
Fertilizers & Agricultural Chemicals – 2.9%
Scotts Miracle-Gro Co. (The)	178	23,922

Paper Packaging – 8.5%
Avery Dennison Corp.	204	23,218
Packaging Corp. of America	235	23,442
Sonoco Products Co.	452	23,613

		70,273

Specialty Chemicals – 2.8%
RPM International, Inc.	306	22,936

Total Materials - 14.2%		117,131
Real Estate
Residential REITs – 2.7%
American Campus Communities, Inc.	636	22,237

Total Real Estate - 2.7%		22,237

TOTAL COMMON STOCKS – 97.6%		$803,840
(Cost: $755,956)

SHORT-TERM SECURITIES
Money Market Funds (A) - 2.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.120%	18,515	18,515

TOTAL SHORT-TERM SECURITIES – 2.2%		$18,515
(Cost: $18,515)

TOTAL INVESTMENT SECURITIES – 99.8%		$822,355
(Cost: $774,471)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,873

NET ASSETS – 100.0%		$824,228

Notes to Schedule of Investments

(A) Rate shown is the annualized 7-day yield at June 30, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$803,840	$—	$—
Short-Term Securities	18,515	—	—

Total	$822,355	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$774,471

Gross unrealized appreciation	129,667

Gross unrealized depreciation	(81,783)

Net unrealized appreciation	$47,884